Net Other Operating (Income) Losses (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Alberta off-coal agreement, annual cash payments, gross	$ 40	$ 40	$ 40	$ 40
Alberta off-coal agreement, annual cash payments, net	$ 37
Mississauga cogeneration facility NUG Contract		1	0	9
Insurance recoveries		$ 10	7	$ 0
Canadian Coal | Equipment Repair [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries			1
Wyoming Wind [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries			$ 6